ORGANIZATION	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION

1. ORGANIZATION

(a) Principal activities

Elong Power Holding Limited (“Elong Power”) was incorporated under the laws of the Cayman Islands on August 18, 2023. Elong Power, through its subsidiaries (collectively “the Company”) noted below, specializes in the R&D, production and market application of high-power lithium-ion battery packs, cells and parts for electric vehicles and construction machinery. The Company’s lower-cost, high power and fast-charging batteries are designed specifically for commercial vehicles and specialty vehicles.

(b) History of the Company and Reorganization

Prior to the incorporation of the Company, Huizhou Jingyang Energy Technology Co., Ltd. (“Huizhou Jingyang”, formerly known as Huizhou City Yipeng Energy Technology Co., Ltd) was incorporated under the laws of People’s Republic of China (“PRC”) on January 26, 2014. On May 28, 2018, and September 29, 2022, Huizhou Jingyang established Ganzhou Zhangyang Energy Technology Co., Ltd. (“Ganzhou Zhangyang”, formerly known as Ganzhou Yipeng Energy & Technology Co., Ltd.) and Zibo Jingyang New Energy Technology Co., Ltd. (“Zibo Jingyang”, formerly known as Zibo Yipeng Energy & Technology Co., Ltd.) under the laws of PRC, respectively. These two subsidiaries were 100% controlled by Huizhou Jingyang who shareholders are a group of individual and institutional shareholders, with voting agreements to vote consensually concerning operation and development matters before the reorganization.

In preparation for listing on the U.S. Exchange Market via merging with a Special Purpose Acquisition Company (“SPAC”) traded on NASDAQ, the Company completed reorganization (the “Reorganization”) in November 2023, which involved the following steps:

On October 8, 2023, all shareholders of Huizhou Jingyang entered into Huizhou Jingyang’s Reorganization Framework Agreement to vote consensually concerning operation and development matters of the Elong Power and its subsidiaries.

●	On August 18, 2023, Elong Power was established under the laws of the Cayman Islands.
●	On September 20, 2023, Elong Power International Co, Limited (“Elong Power International”) was incorporated in British Virgin Islands as a wholly owned subsidiary of Elong Power.
●	On October 8, 2023, all shareholders of Huizhou Jingyang entered into Reorganization Framework Agreement regarding the setting up a Wholly Foreign-Owned Enterprise (“WFOE”), transferring their equity interests in RMB one dollar to the proposed WFOE, and further holding the future shares of Elong Power in order to participate in the future overseas De-SPAC listing, which include issuing ordinary shares and warrant shares to be converted into Class A ordinary shares (Note 18- Equity).
●	On October 9, 2023, Elong Power (Hong Kong) International Limited (“Elong Power (Hong Kong)”) was incorporated in Hong Kong as a wholly owned subsidiary of Elong Power International.
●	On November 2, 2023, Elong Power (Ganzhou) Co., Ltd. (“Elong Power (Ganzhou)”, “WFOE”) was established in PRC as a wholly owned subsidiary of Elong Power (Hong Kong). Elong Power (Ganzhou) obtained 100% of the equity interests of Huizhou Jingyang through the unanimous agreement of all shareholders of Huizhou Jingyang under the terms of Huizhou Jingyang’s Reorganization Framework Agreement.

By November 17, 2023, Elong Power owned 100% stake in Elong Power (Ganzhou) or WFOE through the following transactions:

●	issued Class A Ordinary Shares 6,845,290 at the par value of the Class A Ordinary Share (i.e. $ 0.00001) of the Company to four individual shareholders who are the original shareholders of Huizhou Jingyang before the reorganization (see Note 18- Equity).

●	issued Class B Ordinary Shares 16,538,142 at the par value of the Class B Ordinary Share (i.e. $ 0.00001) of the Company to GRACEDAN CO., LTD. which is 100% owned by the Company’s CEO and Chairwoman, and who is also one of the controlling persons before the reorganization (see Note 18- Equity).

●	issued 105,430,851 warrants (“Warrant Shares”) to nine institutional shareholders who are the original shareholders of Huizhou Jingyang before the reorganization.

The above Class A and B ordinary shareholders exchange their shareholdings by their respective ratios in Huizhou Jingyang before the Reorganization and also under the terms of Huizhou Jingyang’s Reorganization Framework Agreement.

Immediately before and after the Reorganization as described above, Elong Power together with its subsidiaries were effectively controlled by the same controlling shareholders, and given no change on control, the transaction is accounted for as business combination under common control.

For financial reporting purpose, the acquisition of Huizhou Jingyang represented a transaction between entities under common control, resulted in a change in reporting entity and required retrospective combination of entities for all periods presented, as if the combination has been in effect since the inception of common control. Accordingly, the unaudited condensed consolidated financial statements of Elong Power and subsidiaries reflect the accounting of the combined subsidiaries at historical carrying values, except that equity reflects the equity of Elong Power.

Reverse Recapitalization

On November 21, 2024 (the “Closing Date”), Elong consummated the business combination with TMT Acquisition Corp (“TMT”), following the approval of the transaction. At the Closing, Merger Sub merged with and into TMT, with TMT surviving the merger and becoming a wholly owned subsidiary of Elong. At the Effective Time, each outstanding TMT Ordinary Share was converted into one Elong Class A Ordinary Share, each TMT Right was automatically converted into 0.2 of a TMT Ordinary Share and then into 0.2 of an Elong Class A Ordinary Share, and each TMT Unit was separated into its component securities and converted accordingly. As a result, an aggregate of 4,356,099 Elong Class A Ordinary Shares were issued to TMT stockholders.

Elong was determined to be the accounting acquirer as it comprises the ongoing operations, its senior management leads the combined company, and its shareholders hold the majority of voting power after the transaction. The Business Combination is not a business combination under ASC 805 because TMT was not considered a business. Accordingly, the transaction is accounted for as a reverse recapitalization, which is equivalent to Elong issuing shares for the net monetary assets of TMT, accompanied by a recapitalization. As a result, Elong’s historical financial statements became those of the combined company, with retrospective adjustments to reflect the reverse recapitalization. The equity was retrospectively adjusted based on an exchange ratio of 0.35, representing 128,814,283 shares exchanged for 45,000,000 shares (excluding escrowed shares), to reflect the equity structure of the legal acquirer, Elong. Net income (loss) per share has been retrospectively restated using the historical weighted-average number of shares outstanding multiplied by the exchange ratio. For the six months ended June 30, 2025, subsidiaries of the Company include the following:

Subsidiaries	Place of incorporation	Date of incorporation	Percentage of ownership	Principal activities
Elong Power International Co, Limited (“Elong Power International”)	BVI	September 20, 2023	100%	Investment holding
Elong Power (Hong Kong) International Limited (“Elong Power (Hong Kong)”)	Hong Kong	October 9, 2023	100%	Investment holding
Jingyang Power (Ganzhou) Co., Ltd. (“Jingyang Power (Ganzhou)”)	Ganzhou, PRC	November 2, 2023	100%	Investment holding
Huizhou Jingyang Energy Technology Co., Ltd. (“Huizhou Jingyang”)	Huizhou, PRC	January 26, 2014	100%	R&D and manufacturing of lithium-ion power batteries, lithium-ion power battery systems and their accessories
Ganzhou Zhangyang Energy Technology Co., Ltd. (“Ganzhou Zhangyang”)	Ganzhou, PRC	May 28, 2018	100%	R&D and manufacturing of lithium-ion batteries, backup power supplies, energy storage systems and accessories.
Zibo Jingyang New Energy Technology Co., Ltd. (“Zibo Jingyang”)	Zibo, PRC	September 29, 2022	100%	R&D and manufacturing of battery spare parts and energy storage technology services
Elong Power (Beijing) Co., Ltd. (“Beijing Yipeng”)	Beijing, PRC	April 26, 2024	100%	Operations, sales and R&D
TMT Acquisition Corp (“TMT”)	Cayman Islands	July 6, 2021	100%	Investment holding
Elong Power (Zibo) Co., Ltd. (“Elong Power (Zibo)”)	Zibo, PRC	January 23, 2025	100%	Operations, sales and R&D

(c) Going Concern

The Company has evaluated whether there are certain conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the unaudited condensed consolidated financial statements are issued.

For the six months ended June 30, 2025, the Company incurred net loss of $2.7 million, with operating outflows of $1.6 million. As of June 30, 2025, the Company had an accumulated deficit of $71.6 million, negative working capital of $12.3 million. The Company has funded its operations and capital needs primarily through the net proceeds received from capital contributions related parties and other unrelated sources. As of the date the unaudited condensed consolidated financial statements for the six months ended June 30, 2025 are issued, these factors raised substantial doubt about the Company’s ability to continue as a going concern for a period of one year from the date that these unaudited condensed consolidated financial statements are issued.

The business combination was completed on November 21, 2024 and as a result of this deal, TMT Acquisition Corp (“TMT”) became a wholly owned subsidiary of the Company, the security holders of TMT immediately prior to the effective time became security holders of the Company, and the Company became a public company following the consummation of the business combination.

The Company has a plan of operations and acknowledges that its plan of operations may not result in generating positive working capital in the near future.

To meet the cash requirements for the next 12 months from the issuance date of this repot, the Company is undertaking a combination of the remediation plans:

●

The Company’s shareholder has committed to support the Company’s operation in cash and started to fund the Company for a minimum period of twelve months from the date of this report in terms of improving cash position.

●	The Company is going to seek more equity investment in the year of 2025.

As of June 30, 2025, the Company maintained a minimum cash balance on its unaudited condensed consolidated statement of financial position. The Company has conducted an intensive review of its operations and expenditures, including selling and administration expenses, to identify and eliminate inefficiencies and redundancies in order to preserve cash while maintaining its business operations. Given the Company’s existing cash balances and projected cash generated from and used in operating activities, the Company believes that it will have sufficient liquidity to fund its operating activities and respond as necessary to market changes, which may include working capital needs, for at least twelve months from the issuance date of this report.

The Company will be able to support its continuous operations and to meet its payment obligations as and when liabilities fall due within the next twelve months from the unaudited condensed consolidated balance sheet date and the date of unaudited condensed consolidated financial statements for the period ended June 30, 2025. Accordingly, the Company’s unaudited condensed consolidated financial statements are prepared on a going concern basis, which assumes that the Company will continue in operation for the foreseeable future and, accordingly, will be able to realize its assets and discharge its liabilities in the normal course of operations as they fall due. In the event the Company will not be able to continue as a going concern, adjustments will have to be made to reflect the situation that assets will need to be realized other than in the amounts at which they are currently recorded in the unaudited condensed consolidated balance sheet. In addition, the Company may have to provide for further liabilities that might arise and to reclassify non-current assets and liabilities as current assets and liabilities.